Short-Term Operating Lease (Details) - Schedule of Leases and the Consolidated Financial Statements - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Leases and the Consolidated Financial Statements [Abstract]
Operating lease costs	$ 110,447	$ 131,046	$ 377,594	$ 253,966	$ 136,064